UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2015 to June 30, 2015

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

June 30, 2015 (Unaudited)

Causeway Global Absolute Return Fund	Number of Shares	Value
SHORT-TERM INVESTMENTS
Dreyfus Cash Management, Institutional Class, 0.040% **,1	112,427,340	$112,427

Total Short-Term Investments
(Cost $112,427) — 99.4%		112,427

Total Investments — 99.4%
(Cost $112,427) ‡		112,427

Other Assets in Excess of Liabilities — 0.6%		701

Net Assets — 100.0%		$113,128

A list of outstanding total return swap agreements held by the Fund at June 30, 2015, is as follows:

Counterparty	Reference Entity/ Obligation	Fixed Payments Paid	Total Return Received or Paid	Termination Date	Net Notional Amount[2]	Net Unrealized Appreciation (Depreciation)
Long Positions†
Morgan Stanley	United States Custom Basket of Securities	Long: Fed Funds-1 day + 0.50%	Total Return of the basket of securities	2/1/2016	$86,338	$(1,299)

Morgan Stanley	Hong Kong Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day - 0.51%	Total Return of the basket of securities	1/31/2017	5,243	234

Morgan Stanley	Japan Custom Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day - 0.88%	Total Return of the basket of securities	1/31/2017	840	62

Morgan Stanley	United Kingdom Custom Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day - 0.35%	Total Return of the basket of securities	1/31/2017	6,813	247

Morgan Stanley	Canada Custom Basket of Securities	Long: Fed Funds-1 day + 0.50%	Total Return of the basket of securities	3/28/2016	4,411	(58)

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2015 (Unaudited)

Counterparty	Reference Entity/ Obligation	Fixed Payments Paid	Total Return Received or Paid	Termination Date	Net Notional Amount[2]	Net Unrealized Appreciation (Depreciation)
Short Positions††
Morgan Stanley	United States Custom Basket of Short Securities	Short: Fed Funds-1 day – 0.35% to Fed Funds-1 day – 2.02%	Total Return of the basket of securities	1/31/2017	$(95,394)	$1,378

Morgan Stanley	Canada Custom Basket of Securities	Short: Fed Funds-1 day – 0.35% to Fed Funds-1 day – 1.33%	Total Return of the basket of securities	1/31/2017	(6,115)	448

Morgan Stanley	Europe Custom Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day – 0.40% to Fed Funds-1 day – 1.71%	Total Return of the basket of securities	1/31/2017	(594)	(1)

Morgan Stanley	Europe Custom Basket of Securities (Local)	Long: EONIA + 0.55% Short: EONIA-1 day – 0.40% to EONIA-1 day – 0.50%	Total Return of the basket of securities	11/2/2015	(2,195)	(363)

Morgan Stanley	Australia Custom Basket of Securities	Short: Fed Funds-1 day – 0.50%	Total Return of the basket of securities	1/31/2017	(5,784)	175

Morgan Stanley	Singapore Custom Basket of Securities	Short: Fed Funds-1 day – 0.50%	Total Return of the basket of securities	4/20/2017	(1,650)	20

Morgan Stanley	South Korea Custom Basket of Securities	Long: Fed Funds-1 day + 0.85% Short: Fed Funds-1 day – 0.50% to Fed Funds-1 day – 0.54%	Total Return of the basket of securities	6/10/2016	(269)	129

						$972

†	The following table represents the individual common stock exposures compromising the Long Custom Basket Total Return Swaps as of June 30, 2015.

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2015 (Unaudited)

United States Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
—	Advance Auto Parts Inc.	USD	$1
16,600	Walt Disney Co.	USD	62
23,100	American Express Co.	USD	(41)
28,000	United Health Group	USD	63
31,800	Synnex Corp.	USD	(303)
33,700	PVH Corp.	USD	355
39,900	Chevron Corp.	USD	(218)
41,600	SM Energy Co.	USD	(179)
42,822	Johnson & Johnson	USD	(85)
44,390	Prudential Financial	USD	153
52,046	Eli Lilly & Co.	USD	269
62,713	Altria Group Inc.	USD	(113)
63,000	Wells Fargo & Co.	USD	42
68,100	Qualcomm Inc.	USD	(450)
68,500	United Continental Holding Inc.	USD	(110)
73,749	Carnival Corp.	USD	244
76,900	PPL Corp.	USD	(183)
98,600	National Oilwell Varco Inc.	USD	(47)
99,931	Citigroup Inc.	USD	113
100,843	Mattel Inc.	USD	41
105,110	U S G Corp.	USD	(112)
105,220	Microsoft Corp.	USD	(251)
107,900	Delta Airlines Inc.	USD	(191)
120,296	Oracle Corp.	USD	(386)
178,751	EMC Corp.	USD	27

			$(1,299)

Hong Kong Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(1,288,000)	China Agri	HKD	$31
(1,117,000)	Jiangxi Copper	HKD	315
(430,000)	Beijing Enterprises	HKD	422
(421,800)	AIA	HKD	(59)
(237,000)	Galaxy Entertainment Group	HKD	78
(106,000)	China Unicom	HKD	(26)
(32,000)	China Overseas	HKD	3
(217)	Sun Hung Kai Properties	HKD	—

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2015 (Unaudited)

Hong Kong Custom Basket of Securities (continued)
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
—	China Resource Power	HKD	$(4)
388,000	HSBC	HKD	(163)
392,500	China Mobile	HKD	(84)
797,421	China Mer Holdings	HKD	(41)
2,193,000	CNOOC Ltd.	HKD	(238)

			$234

Japan Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(117,200)	Ricoh Co. Ltd.	JPY	$(34)
(116,900)	Seibu Holdings Inc.	JPY	(74)
(100,600)	Honda Motor Co. Ltd.	JPY	154
(68,100)	M3 Inc.	JPY	(73)
(58,200)	Softbank Corp.	JPY	49
(27,200)	Nippon Paint Holdings Co. Ltd.	JPY	22
(7,700)	TD Holdings Inc.	JPY	2
(5,100)	Terumo Corp.	JPY	(6)
(3,400)	Canon Inc.	JPY	2
(3,100)	Takeda Pharmaceutical Co. Ltd.	JPY	4
(2,200)	Kyocera Corp.	JPY	3
—	Konami Corp.	JPY	(5)
—	Mitsubishi Corp.	JPY	(15)
—	Mizuho Financial Group Inc.	JPY	(20)
—	Nippon Prologis REIT Inc.	JPY	(2)
—	Nissan Motor Co. Ltd.	JPY	(49)
—	Shin-Etsu Chemical Co. Ltd.	JPY	19
—	Toray Industries Inc.	JPY	(1)
—	Yahoo Japan Corp.	JPY	(14)
42,600	East Japan Railway Co.	JPY	(43)
123,300	Komatsu Ltd.	JPY	(98)
189,200	Kddi Corp.	JPY	339
504,000	Hitachi Ltd.	JPY	(98)

			$62

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2015 (Unaudited)

United Kingdom Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(520,623)	Rsa Insurance Group PLC	GBP	$175
(208,282)	Tullow Oil	GBP	143
(138,505)	Rolls-Royce Holdings PLC	GBP	213
(114,458)	Standard Life Assurance Co	GBP	53
(98,700)	Amec Foster Wheeler PLC	GBP	71
(59,034)	Diageo PLC	GBP	(51)
(45,393)	National Grid	GBP	44
(33,195)	SAB Miller PLC	GBP	45
(25,435)	Glencore PLC	GBP	10
(21,504)	Royal Bank of Scotland Group	GBP	(6)
(17,208)	Astrazeneca	GBP	61
(2,295)	Johnson Matthey PLC	GBP	2
(1,064)	Lonmin PLC	GBP	—
(1)	Rentokil Initial	GBP	—
65,133	British American Tobacco PLC	GBP	(89)
183,215	Glaxosmithkline PLC	GBP	(202)
206,921	Michael Page International PLC	GBP	89
531,031	Aviva PLC	GBP	(133)
916,924	Barclays PLC	GBP	(10)
1,012,381	Vodafone	GBP	(168)

			$247

Canada Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Depreciation
114,200	Imperial Oil	CAD	$(58)

††	The following table represents the individual common stock exposures compromising the Short Custom Basket Total Return Swaps as of June 30, 2015.

United States Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(197,600)	Bank of America	USD	$(114)
(134,500)	American Homes 4 Rent	USD	80
(126,700)	Ford Motor Co.	USD	16
(125,700)	Advanced Micro Devices	USD	(13)
(125,600)	Wright Medical	USD	141
(100,100)	AT&T Inc.	USD	(98)
(90,300)	Southern Copper Corp.	USD	51
(86,600)	Loews Corp.	USD	133

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2015 (Unaudited)

United States Custom Basket of Securities (continued)
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(86,400)	Kinder Morgan Inc.	USD	$248
(84,000)	Twitter Inc.	USD	23
(82,600)	Yahoo Inc.	USD	295
(59,200)	Twenty First Century Fox	USD	16
(56,700)	Coca Cola Co.	USD	79
(55,200)	Fastenal Co.	USD	(38)
(53,400)	Idexx Labs	USD	49
(53,200)	Intel Corp	USD	201
(45,900)	Medtronic Inc.	USD	84
(44,800)	Baxter International, Inc.	USD	(176)
(44,000)	Procter & Gamble	USD	6
(42,300)	Facebook Inc.	USD	(279)
(37,700)	Starbucks Corp.	USD	(55)
(30,600)	Taubman Centers, Inc.	USD	121
(29,200)	American International Group	USD	(99)
(24,400)	Berkshire	USD	167
(23,600)	SBA Communcations Corp.	USD	(75)
(23,100)	United Parcel Service	USD	36
(18,800)	Tenet Healthcare	USD	(88)
(18,000)	Colfax Group	USD	76
(17,100)	Praxair Inc.	USD	44
(16,600)	Precision Castparts	USD	193
(15,000)	Hertz Global Holdings Inc.	USD	26
(13,700)	Apple Inc.	USD	66
(13,600)	American Realty Capital Properties Inc.	USD	10
(13,200)	Schlumberger Ltd.	USD	52
(13,100)	Brookdale Senior Living Inc.	USD	39
(12,500)	Jazz Pharmaceuticals PLC	USD	41
(12,100)	Visa Inc.	USD	17
(10,296)	Energy Transfer Partners	USD	41
(8,900)	Wynn Resorts	USD	27
(8,400)	Athenahealth Inc.	USD	16
(8,400)	Mcdonalds Corp.	USD	(9)
(8,000)	WP Glimcher Inc.	USD	2
(7,600)	Tesla Motors	USD	(135)
(7,400)	Darling Ingredients Inc.	USD	8
(6,900)	LinkedIn Corp	USD	51
(6,500)	Michael Kors Holdings Ltd.	USD	39
(6,100)	Government Properties Income	USD	3
(6,000)	Monsanto	USD	59
(5,900)	Harley-Davidson	USD	(14)
(4,300)	Enterprise Products Partners L.P.	USD	11
(2,900)	Alliance Data	USD	18

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2015 (Unaudited)

United States Custom Basket of Securities (continued)
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(2,300)	The Ensign Group Inc.	USD	$(5)
(1,900)	ebay Inc	USD	2
(1,800)	Sandisk Corp.	USD	18
(1,700)	Dominion Resources, Inc.	USD	(3)
(1,400)	Philip Morris	USD	3
(1,300)	Amazon.Com Inc.	USD	(6)
(1,300)	Netsuite Inc.	USD	2
(1,000)	Chipotle Mexican Grill	USD	4
(800)	Intuitive Surg	USD	8
(800)	Stericycle Inc.	USD	2
(700)	Fleetcor Technologies Inc.	USD	3
(500)	Intercontinential Exchange, Inc.	USD	6
(400)	Allergan plc	USD	1
—	Equinix Inc.	USD	(2)
—	Wal-Mart Stores	USD	(8)
—	Williams Co. Inc.	USD	(39)

			$1,378

Canada Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(1,684,300)	Bombardier	CAD	$447
(43,900)	Enbridge	CAD	29
(26,600)	Telus Corp.	CAD	(27)
(2,200)	Loblaw Co. Ltd.	CAD	(1)
(100)	Blackberry Ltd.	CAD	—

			$448

Europe Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(37,227)	Nestle AG	CHF	$168
(10,108)	Dufry AG	CHF	—
(5,027)	Abb Ltd.	CHF	4
(115)	Lindt & Sprungli	CHF	(3)
—	Swatch Group	CHF	(2)
42,746	Novartis AG	CHF	(168)

			$(1)

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2015 (Unaudited)

Europe Custom Basket of Securities (Local)
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(1,792,430)	Enel Green Power SpA	EUR	$(62)
(428,476)	Unicredito SpA	EUR	142
(109,000)	Galp Energia	EUR	64
(65,162)	Deutsche Bank AG	EUR	33
(30,503)	BMW	EUR	83
(27,908)	ASML Holding NV	EUR	280
(22,902)	Telefonica Esp	EUR	3
(20,528)	Anheuser Busch InBev	EUR	32
(1,506)	BASF SE	EUR	9
18,544	Volkswagen AG	EUR	(256)
41,961	Sanofi	EUR	(44)
45,711	Schneider SA	EUR	(350)
64,958	Akzo Nobel	EUR	(297)

			$(363)

Australia Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(933,677)	Scentre Group REIT	AUD	$81
(227,343)	Santos	AUD	92
(24,742)	Commonwealth Bank of Australia	AUD	(7)
(1,675)	CSL Ltd.	AUD	9

			$175

Singapore Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(407,500)	Global Logistic Properties	SGD	$39
(282,700)	Singtel	SGD	(19)

			$20

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2015 (Unaudited)

South Korea Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(21,298)	Daewoo International	KRW	$(14)
(762)	Hyundai Glovis Co. Ltd.	KRW	27
(567)	Hyundai Mobis	KRW	1
14,353	Hyundai Motor	KRW	(32)
(10,366)	KB Financial Group	KRW	15
(14,990)	Lotte Shopping	KRW	(22)
(508)	Posco	KRW	2
(11,361)	Samsung SDI	KRW	53
(29,938)	Shinhan Finance	KRW	(36)
20,352	SK Telecom	KRW	135

			$129

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2015.
‡	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.
1	Of this investment, $82,463 was pledged and segregated with the custodian as collateral for outstanding total return equity swap agreements.
2	The net notional amount is the sum of long and short positions. The gross notional amount of long positions and short positions at June 30, 2015 is $103,645 and $(112,001), respectively. The gross notional amounts are representative of the volume of activity during the quarter ended June 30, 2015.

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EONIA – Euro Over Night Index Average

EUR – Euro

GBP – British Pound Sterling

HKD – Hong Kong Dollar

JPY – Japanese Yen

KRW – South Korean Won

REIT – Real Estate Investment Trust

SGD – Singapore Dollar

USD – U.S. Dollar

SCHEDULE OF INVESTMENTS (000)* (concluded)

June 30, 2015 (Unaudited)

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2015:

Investment in Securities	Level 1	Level 2	Level 3	Total
Short-Term Investment	$112,427	$—	$—	$112,427

Total Investment in Securities	$112,427	$—	$—	$112,427

Other Financial Instruments – Assets	Level 1	Level 2	Level 3	Total
Total Return Swaps ^	$—	$2,693	$—	$2,693

Total Other Financial Instruments – Assets	$—	$2,693	$—	$2,693

Other Financial Instruments – Liabilities	Level 1	Level 2	Level 3	Total
Total Return Swaps ^	$—	$(1,721)	$—	$(1,721)

Total Other Financial Instruments – Liabilities	$—	$(1,721)	$—	$(1,721)

^ Total return swaps are valued at the unrealized appreciation (depreciation) on the instruments.

During the quarter ended June 30, 2015, there were no transfers between levels.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-005-0900

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 28, 2015

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: August 28, 2015